INVESTMENT IN ASSOCIATE	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATE
8.	INVESTMENT IN ASSOCIATE

IsoEnergy Ltd.
Balance, December 31, 2022	$-
Fair value of retained interest in IsoEnergy on December 5, 2023	239,735
Share of net income from associate	920
Share of other comprehensive income (loss) from associate	(539)
Balance, December 31, 2023	$240,116
Fair value of investment in associate as at December 31, 2023	$216,289

The fair value of the investment in associate as at December 31, 2023 is measured using the closing market price of IsoEnergy on December 29, 2023.
Summarized financial information for IsoEnergy Ltd. is as follows:

	December 31, 2023	December 31, 2022
Cash	$37,033	$19,913
Other current assets	1,192	212
Marketable securities	17,036	5,775
Non-current assets	291,937	71,215
Total assets	$347,198	$97,115

Current liabilities	3,617	2,622
Non-current liabilities	40,561	28,273
Total liabilities	$44,178	$30,895

Loss from operations	$18,689	$7,375
Other comprehensive loss	$2,618	$2,993
Total comprehensive loss	$21,307	$10,368
T
he
 loss from operations and other comprehensive loss of IsoEnergy fo
r t
he year ended December 31, 2023 has been consolidated from December 31, 2022 to December 4, 2023 and equity accounted from December 5, 2023 to December 31, 2023.